Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

The following table presents the Group’s intangible assets as of the respective balance sheet dates:

	Purchased software	Internal - use software	Total	Total
	RMB	RMB	RMB	US$
Net balance as of December 31, 2024	132	-	132	19
Additions	-	-	-	-
Amortization expense	(35)	-	(35)	(5)
Net balance as of June 30, 2025	97	-	97	14

Schedule of Estimated Amortization Expenses for the Intangible Assets	The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:
	RMB	US$
2025 (July – December)	36	5
2026	61	9
	97	14